Share-based compensation - Summary of Fair Value and Weighted Average Assumptions of the Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of Options granted (per Option)	$ 4.35	$ 6.41
Expected volatility	69.50%	76.70%
Expected life of Options (years)	4 years 9 months 18 days	4 years 6 months
Expected forfeiture rate	0.10%	0.20%